INTANGIBLE ASSETS (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PROVISIONS ON ASSETS, INTANGIBLE ASSETS AND GOODWILL [Abstract]
Amortization expense	$ 69.7	$ 42.7
Assets excluded from asset base subject to amortization	$ 196.4	$ 11.2